Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2023
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES GLOBAL ALLOCATION FUND
CIK	dei_EntityCentralIndexKey	0000013386
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Nov. 15, 2024
Effective Date	dei_DocumentEffectiveDate	Nov. 15, 2024
Prospectus Date	rr_ProspectusDate	Jan. 31, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A